STOCK OPTION AND STOCK UNIT PLANS	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTION AND STOCK UNIT PLANS
 STOCK OPTION AND STOCK UNIT PLANS

We maintain four long-term incentive compensation plans: the ISO Plan, the Performance Stock Options (PSO) Plan, the Performance Stock Units (PSU) Plan and the RSU Plan. A maximum of 60 million common shares were reserved for issuance under the 2002 ISO Plan, of which 50 million have been issued to date. A further 71 million common shares have been reserved for issuance under the 2007 ISO and PSO Plans, of which 17 million have been issued to date. The PSU and RSU Plans grant notional units as if a unit was one Enbridge common share and are payable in cash.

Prior to the Merger Transaction, Spectra Energy had a long-term incentive plan providing for the granting of stock options, restricted and unrestricted stock awards and units, and other equity-based awards. Upon closing of the Merger Transaction, Enbridge replaced existing Spectra Energy share-based payment awards with awards that will be settled in shares of Enbridge, with Spectra Energy's cash-settled phantom awards included in the fair value of the net assets acquired (Note 8).

Total stock-based compensation expense recorded for the years ended December 31, 2018, 2017 and 2016 was $106 million, $165 million and $130 million, respectively. Disclosure of activity and assumptions for material stock-based compensation plans are included below.

INCENTIVE STOCK OPTIONS
Key employees are granted ISOs to purchase common shares at the market price on the grant date. ISOs vest in equal annual installments over a four-year period and expire 10 years after the issue date.

December 31, 2018	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	34,366	45.41
Options granted	5,775	32.32
Options exercised[1]	(2,519)	27.11
Options cancelled or expired	(3,235)	44.11
Options outstanding at end of year	34,387	43.47	6.1	108
Options vested at end of year[2]	21,064	43.48	4.7	84

1
The total intrinsic value of ISOs exercised during the years ended December 31, 2018, 2017 and 2016 was $42 million, $62 million and $123 million, respectively, and cash received on exercise was $15 million, $17 million and $37 million, respectively.

2	The total fair value of ISOs vested during the years ended December 31, 2018, 2017 and 2016 was $36 million, $44 million and $36 million, respectively.

Weighted average assumptions used to determine the fair value of ISOs granted using the Black-Scholes-Merton option pricing model are as follows:

Year ended December 31,	2018	2017	2016
Fair value per option (Canadian dollars)[1]	3.86	6.00	7.37
Valuation assumptions
Expected option term (years)[2]	5	5	5
Expected volatility[3]	21.9%	20.4%	25.1%
Expected dividend yield[4]	6.4%	4.4%	4.4%
Risk-free interest rate[5]	2.2%	1.2%	0.8%

1
Options granted to United States employees are based on NYSE prices. The option value and assumptions shown are based on a weighted average of the United States and the Canadian options. The fair values per option for the years ended December 31, 2018, 2017 and 2016 were $3.75, $5.66 and $7.01, respectively, for Canadian employees and US$3.30, US$5.72 and US$6.60, respectively, for United States employees.

2	The expected option term is six years based on historical exercise practice and three years for retirement eligible employees.

3	Expected volatility is determined with reference to historic daily share price volatility and consideration of the implied volatility observable in call option values near the grant date.

4	The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.

5	The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields and the United States Treasury Bond Yields.

Compensation expense recorded for the years ended December 31, 2018, 2017 and 2016 for ISOs was $28 million, $40 million and $43 million, respectively. As at December 31, 2018, unrecognized compensation expense related to non-vested stock-based compensation arrangements granted under the ISO Plan was $23 million. The expense is expected to be fully recognized over a weighted average period of approximately two years.

RESTRICTED STOCK UNITS
We have a RSU Plan where cash awards are paid to certain of our employees following a 35-month maturity period. RSU holders receive cash equal to our weighted average share price for 20 days prior to the maturity of the grant multiplied by the units outstanding on the maturity date.

December 31, 2018	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	1,693
Units granted	542
Units cancelled	(191)
Units matured[1]	(971)
Dividend reinvestment	140
Units outstanding at end of year	1,213	1.3	52

1	The total amount paid during the years ended December 31, 2018, 2017 and 2016 for RSUs was $41 million, $39 million and $56 million, respectively.

Compensation expense recorded for the years ended December 31, 2018, 2017 and 2016 for RSUs was $32 million, $46 million and $51 million, respectively. As at December 31, 2018, unrecognized compensation expense related to non-vested units granted under the RSU Plan was $26 million. The expense is expected to be fully recognized over a weighted average period of approximately two years.